OTHER INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Interest expense to related parties	$ (21)	$ (28)	$ (83)
Interest expense and other bank charges	(471)	(350)	(801)
Interest expense to tax authorities	(1,182)	0	0
Interest income	2,227	121	24
Realized Gain (Loss), Foreign Currency Transaction, before Tax	362	723	60
Gain from sale of Mesh shares	707	0	186
Loss from investment in I-SEC Korea	0	(131)	0
Loss from QDD	0	(218)	0
Other income (expense)	(38)	(4)	77
Total other income (expense), net	$ 1,584	$ 113	$ (537)